SCUDDER
INVESTMENTS (sm)
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MONEY MARKET
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Scudder Managed Shares

Scudder Money Market Series
Fund #023

Semiannual Report
November 30, 1999

The fund seeks as high a level of current income as is consistent with liquidity, preservation of capital, and the fund's investment policies.

A no-load fund with no commissions to buy, sell, or exchange shares.

Contents
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                       4   Letter from the Series' Chairperson

                       6   Investment Portfolio

                      10   Financial Statements

                      14   Financial Highlights

                      18   Notes to Financial Statements

                      22   Officers and Directors

                      23   Investment Products and Services

                      25   Scudder Solutions

 Scudder Managed Shares

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 Ticker symbol       MCAXX                        fund number 023
--------------------------------------------------------------------------------

Date of              o    Scudder Managed Shares exceeded the average taxable
Inception:                money market fund total returns for the six- and
1/12/81                   12-month periods according to Lipper Analytical
                          Services, Inc., as it benefited from the rising
Total Net                 interest rate environment. As of November 30, 1999,
Assets as of              shares were providing a 5.59% 7-day yield and a 5.75%
11/30/99:                 7-day compounded effective yield.
$388 million

Letter from the Series' Chairperson
--------------------------------------------------------------------------------
Dear Shareholders,

In 1999 we witnessed another year of strong performance for the equity markets as large-cap growth, especially technology stocks, recorded impressive returns. Against the current backdrop of high consumer confidence, robust economic growth and low inflation, these generous returns have had the potential to make other asset classes seem less important to an investor's overall portfolio. However, we believe the role of a highly liquid and high quality holdings has, in fact, taken on renewed importance after such a prolonged rise for selected equities. While we believe overall that the economy remains healthy, strong gains in certain sectors can have the effect of unintentionally increasing one's exposure to a particular asset class or industry sector. Given this potential, we encourage shareholders to carefully review their holdings to ensure appropriate allocations.

As a shareholder in one class of the Scudder Money Market Series, you already hold a key element of a well-diversified portfolio. The series' conservative, high quality, and very liquid investments can provide relative stability, high current income, and a short-term parking place for a portion of your investment portfolio. With short-term interest rates rising and inflation still relatively low, investors are seeing some of the best real yields for money market funds in years.

For current information on the trust and your account, visit our Internet Web site at www.scudder.com. There you'll find a wealth of information, including the most recent performance, the latest news on Scudder products and services, and the opportunity to perform account transactions. You can also speak with one of our representatives by calling 1-800-SCUDDER (1-800-728-3337).

Thank you for your continued investment in Scudder Managed Shares.

Sincerely,

/s/Kathryn L. Quirk

Kathryn L. Quirk
Chairperson,
Scudder Managed Shares

Investment Portfolio                         as of November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                       Principal
                                                        Amount ($)     Value ($)
--------------------------------------------------------------------------------
Money Market Series

--------------------------------------------------------------------------------
Repurchase Agreements 1.7%
--------------------------------------------------------------------------------

State Street Bank and Trust Company, 5.63%, to be
repurchased on 12/1/1999 at $95,517,936
(cost $95,503,000)** ...............................    95,503,000    95,503,000

--------------------------------------------------------------------------------
Commercial Paper 55.0%
--------------------------------------------------------------------------------

Alpine Securitization Corp., 6.05%, 1/21/2000 ......    15,756,000    15,620,958

Alpine Securitization Corp., 5.85%, 2/10/2000 ......    43,500,000    42,998,119

Alpine Securitization Corp., 5.85%, 2/25/2000 ......    25,000,000    24,650,625

Amsterdam Funding Corp., 5.35%, 12/6/1999 ..........    50,000,000    49,962,847

Amsterdam Funding Corp., 5.84%, 1/14/2000 ..........    35,000,000    34,750,178

Amsterdam Funding Corp., 5.99%, 1/20/2000 ..........    31,239,000    30,979,109

Atlantis One Funding Corp., 6.00%, 1/25/2000 .......    25,000,000    24,770,833

Atlantis One Funding Corp., 5.74%, 2/24/2000 .......    50,000,000    49,322,361

Banco de Galicia y Buenos Aires, 5.4%, 12/21/1999 ..    35,000,000    34,895,000

Barton Capital Corp., 5.36%, 12/7/1999 .............    50,000,000    49,955,333

Barton Capital Corp., 6.00%, 1/19/2000 .............    13,500,000    13,389,750

Barton Capital Corp., 5.85%, 1/24/2000 .............    40,911,000    40,552,006

Baxter International Inc., 5.75%, 1/31/2000 ........    50,000,000    49,512,847

CSW Credit Corp., 6.00%, 1/13/2000 .................    75,000,000    74,462,500

China Merchants, 5.42%, 12/8/1999 ..................    15,000,000    14,984,192

China Merchants, 6.03%, 2/25/2000 ..................    40,000,000    39,423,800

Coca-Cola Enterprises, 5.81%, 1/28/2000 ............    40,000,000    39,625,578

Corporate Asset Funding Co., 5.98%, 1/26/2000 ......    50,000,000    49,534,889

Corporate Receivables Corp., 5.98%, 1/26/2000 ......    50,000,000    49,534,889

Corporate Receivables Corp., 6.05%, 1/26/2000 ......    50,000,000    49,529,444

Duke Capital Corp., 5.86%, 1/27/2000 ...............    35,000,000    34,675,258

Enterprise Funding Corp., 6.05%, 1/28/2000 .........    26,371,000    26,113,956

Eureka Securitization Inc., 6.00%, 1/25/2000 .......    50,000,000    49,541,667

Eureka Securitization Inc., 6.00%, 2/4/2000 ........    50,000,000    49,458,333

Falcon Asset Securitization Corp., 5.35%, 12/15/1999   100,000,000    99,791,944

Falcon Asset Securitization Corp., 6.05, 1/13/2000 .    75,000,000    74,458,021

Forrestal Funding, 5.80%, 1/21/2000 ................    50,000,000    49,589,167

Forrestal Funding, 6.07%, 1/25/2000 ................    29,000,000    28,731,065

Fortis Finance Inc., 5.95%, 2/24/2000 ..............    45,605,000    44,964,313

Fountain Square, 6.11%, 1/31/2000 ..................    23,549,000    23,305,195

Four Winds Funding Corp., 5.34%, 12/6/1999 .........    60,000,000    59,955,500

    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
                                                         Principal
                                                         Amount ($)    Value ($)
--------------------------------------------------------------------------------
Four Winds Funding Corp., 5.90%, 2/1/2000 ...........   37,000,000    36,624,039

GMAC Mortgage Corporation of Pennsylvania, 5.465%,
12/1/1999 ...........................................   64,000,000    64,000,000

GTE Corp., 6.00%, 2/29/2000 .........................   14,000,000    13,790,000

Galaxy Funding Corp., 5.99%, 2/24/2000 ..............   75,000,000    73,939,271

Giro Funding Corp., 6.06%, 2/1/2000 .................   20,000,000    19,791,267

International Securitization Corp., 5.37%, 12/3/1999    50,000,000    49,985,083

International Securitization Corp., 6.15%, 1/18/2000    36,617,000    36,316,741

International Securitization Corp., 6.13%, 1/31/2000    68,719,000    68,005,220

Intrepid Funding Master Trust, 5.75%, 1/27/2000 .....   50,000,000    49,544,792

Lexington Parker Capital Corp., 6.10%, 1/25/2000 ....   50,000,000    49,534,028

Lexington Parker Capital Corp., 6.01%, 1/26/2000 ....   20,000,000    19,813,022

Lexington Parker Capital Corp., 6.00%, 1/27/2000 ....   50,000,000    49,525,000

Mont Blanc Capital Corp., 5.85%, 1/21/2000 ..........   35,760,000    35,463,639

Mont Blanc Capital Corp., 6.00%, 1/24/2000 ..........   42,000,000    41,622,000

Monte Rosa Capital Corp., 5.86%, 1/21/2000 ..........   29,280,000    29,036,927

Morgan Stanley, 6.00%, 1/27/2000 ....................  100,000,000    99,050,000

Moriarty Ltd., 6.05%, 1/14/2000 .....................   50,000,000    49,630,278

Moriarty Ltd., 6.08%, 1/18/2000 .....................   25,000,000    24,797,333

Nordbanken North America, Inc., 5.85%, 2/1/2000 .....   10,000,000     9,899,250

Old Line Funding Corp., 6.00%, 1/31/2000 ............   12,000,000    11,878,000

Park Avenue Receivables, 5.35%, 12/6/1999 ...........   63,371,000    63,323,912

Preferred Receivables Funding Corp., 6.03%, 1/27/2000   90,000,000    89,137,875

Preferred Receivables Funding Corp., 6.05%, 1/28/2000   50,000,000    49,514,250

Province of British Columbia, 5.05%, 12/6/1999 ......   11,800,000    11,791,724

Receivables Capital Corp., 5.82%, 1/14/2000 .........   50,000,000    49,644,333

Receivables Capital Corp., 6.00%, 1/25/2000 .........   30,000,000    29,725,000

Royal Bank of Scotland, 5.99%, 1/20/2000 ............   50,000,000    49,584,028

Scaldis Capital LLC, 5.95%, 3/24/2000 ...............   15,603,000    15,309,013

Sheffield Receivables Corp., 6.10%, 1/20/2000 .......   50,000,000    49,576,389

Sheffield Receivables Corp., 6.05%, 1/21/2000 .......   50,000,000    49,571,458

Spintab AB, 6.00%, 1/21/2000 ........................   75,000,000    74,362,500

Superior Funding Corp., 6.00%, 2/29/2000 ............   91,330,000    89,960,050

Sweetwater Capital Corp., 5.36%, 12/8/1999 ..........  100,000,000    99,895,778

Sweetwater Capital Corp., 6.10%, 1/25/2000 ..........   16,614,000    16,459,167

Sweetwater Capital Corp., 6.09%, 1/31/2000 ..........   40,564,000    40,145,413

Thunder Bay Funding, Inc., 5.37%, 12/1/1999 .........   50,000,000    50,000,000

UBS Finance Corp., 4.93%, 12/15/1999 ................   50,000,000    49,904,139

Variable Funding Corp., 5.82%, 1/19/2000 ............   50,000,000    49,603,917

WCP Funding Inc., 6.00%, 2/25/2000 ..................   50,000,000    49,283,333

    The accompanying notes are an integral part of the financial statements

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                                                         Principal
                                                         Amount ($)    Value ($)
--------------------------------------------------------------------------------
Windmill Funding Corp., 6.05%, 1/13/2000 ...........   25,000,000     24,819,340

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Total Commercial Paper (Cost $3,152,897,186)                       3,152,897,186
--------------------------------------------------------------------------------

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Certificates Of Deposit 23.7%
--------------------------------------------------------------------------------
Allfirst Bank, 5.592%, 12/6/1999* ..................   50,000,000     49,988,628

AmSouth Bank, 6.144%, 12/12/1999* ..................   40,000,000     40,000,000

Bank of America, 5.749%, 1/21/2000* ................   50,000,000     50,000,000

Bayerische Landesbank, 5.289%, 12/10/1999* .........   40,000,000     39,990,005

Canadian Imperial Bank, 6.005%, 1/7/2000* ..........   10,000,000      9,997,363

Capital One Bank, 5.75%, 12/1/1999* ................   29,900,000     29,900,000

Capital One Bank, 5.75%, 12/1/1999* ................   23,806,000     23,806,000

Capital One Bank, 5.75%, 12/1/1999* ................   26,224,000     26,224,000

Den Danske Bank, 5.529%, 12/23/1999* ...............   30,000,000     29,993,376

Denmark Danske Bank, 5.379%, 12/17/1999* ...........   20,000,000     19,996,645

Deutsche Bank AG, 5.63%, 1/26/2000* ................   40,000,000     39,988,535

Dresdner Bank, 5.438%, 12/1/1999 ...................  198,000,000    198,000,000

Dresdner Bank, 5.559%, 12/23/1999* .................   50,000,000     49,987,435

Fifth Third Bank, 5.625%, 12/1/1999 ................  270,000,000    270,000,000

First Union National Bank, 5.379%, 12/8/1999* ......   20,000,000     20,000,000

First Union National Bank, 5.614%, 12/27/1999* .....   15,000,000     15,000,000

Huntington Bank, 5.438%, 12/1/1999 .................   99,000,000     99,000,000

Key Bank, N.A., 5.395%, 12/8/1999* .................   35,000,000     34,980,320

National City Bank of Cleveland, 5.438%, 12/1/1999 .  270,000,000    270,000,000

Old Kent Bank, 5.69%, 12/16/1999* ..................   10,000,000      9,997,868

PNC Bank Corp., 5.574%, 12/27/1999* ................   35,000,000     35,001,633


--------------------------------------------------------------------------------
Total Certificates of Deposit (Cost $1,361,851,808)                1,361,851,808
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--------------------------------------------------------------------------------
Short-Term and Medium-Term Notes 19.6%
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American Express Centurion Bank, 5.417%, 12/15/1999*   15,000,000     15,000,000

American Express Centurion Bank, 5.462%, 12/20/1999*   15,000,000     15,000,000

American Express Centurion Bank, 5.562%, 12/22/1999*   22,000,000     22,000,000

American Honda Finance Corp., 5.622%, 12/22/1999* ..   15,500,000     15,499,320

AmSouth Bank, 5.347%, 12/15/1999* ..................   20,000,000     19,997,705

Bank of Montreal, 5.80%, 12/9/1999* ................   50,000,000     49,981,147

BankOne Corp., 6.115%, 1/5/2000* ...................   25,000,000     24,989,679

BankOne Corp., 6.239%, 2/4/2000* ...................   20,000,000     19,998,796

    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
                                                        Principal
                                                        Amount ($)     Value ($)
--------------------------------------------------------------------------------
Caterpillar Financial Services, 6.064%, 2/11/2000* .   15,000,000   15,001,522

CIT Group Holdings Corp., 5.632%, 2/16/2000* .......   40,000,000   39,988,131

Comerica Bank, 5.32%, 12/13/1999* ..................   25,000,000   24,993,431

Comerica Bank, 5.65%, 12/15/1999* ..................   40,000,000   39,994,544

Credit Suisse First Boston Corp., 5.72%, 12/9/1999*    50,000,000   50,000,000

Fleet National Bank, 5.66%, 12/15/1999* ............   50,000,000   49,994,399

Goldman Sachs Group, 6.21%, 2/3/2000 ...............   65,000,000   65,000,000

IBM Corp., 5.07%, 3/22/2000 ........................   50,000,000   49,992,286

John Deere Capital Corp., 5.65%, 12/15/1999* .......   41,000,000   40,994,150

Key Bank., N.A., 6.084%, 2/21/2000* ................   22,000,000   22,001,321

MMR Funding I, 5.75%, 12/1/1999* ...................    5,500,000    5,500,000

National City Bank of Kentucky, 6.21%, 1/7/2000* ...   50,000,000   50,031,488

National Rural Utilities Cooperative Finance Corp.,
5.425%, 12/8/1999* .................................   50,000,000   49,992,295

Norwest Financial Inc., 5.425%, 12/7/1999* .........   50,000,000   49,977,343

PNC Bank Corp., 5.315%, 12/7/1999* .................   25,000,000   24,993,674

Sigma Finance Inc., 5.732%, 12/30/1999* ............   65,000,000   65,000,000

Skandinaviska Enskilda, 5.611%, 12/29/1999* ........   25,000,000   24,992,688

Skandinaviska Enskilda, 6.082%, 12/24/1999* ........   50,000,000   49,990,448

SMM Trust Series 1999-A, 6.298%, 1/13/2000* ........   50,000,000   50,000,000

Southern California Edison, 5.694%, 12/27/1999* ....   20,000,000   20,000,000

Student Loan Marketing Association, 6.00%, 2/1/2000*   30,000,000   29,990,633

Transamerica Finance Corp., 6.173%, 12/1/1999* .....   50,000,000   50,000,000

Xerox Credit Corp., 6.044%, 2/8/2000* ..............   75,000,000   74,971,860


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Total Short-Term and Medium-Term Notes (Cost $1,125,866,860)      1,125,866,860
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Total Investment Portfolio -- 100.0% (Cost $5,736,118,854) (a)    5,736,118,854
--------------------------------------------------------------------------------


(a)  Cost for federal income tax purposes is $5,736,118,854.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of November 30, 1999.

** Repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities.

    The accompanying notes are an integral part of the financial statements

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Assets and Liabilities as of November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $5,736,118,854) ......................   $ 5,736,118,854
Cash ...........................................................................         1,684,356
Receivable for Fund shares sold ................................................           164,976
Interest receivable ............................................................         9,205,585
Other assets ...................................................................           348,449
                                                                                   ---------------
Total assets ...................................................................     5,747,522,220

Liabilities
--------------------------------------------------------------------------------------------------
Dividends payable ..............................................................        22,688,829
Accrued management fee .........................................................           878,146
Other accrued expenses and payables ............................................           300,009
                                                                                   ---------------
Total liabilities ..............................................................        23,866,984
--------------------------------------------------------------------------------------------------
Net assets, at value ...........................................................   $ 5,723,655,236
--------------------------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------------------------
Managed Shares:

Net assets applicable to shares outstanding ....................................   $   388,325,124

Shares outstanding of capital stock, $.001 par value, 800,000,000, .............       388,325,124
 500,000,000, and 1,500,000,000 shares authorized, respectively

Net Asset Value, offering and redemption price per share (net                      ---------------
 assets / shares outstanding)....................................................   $         1.00
                                                                                   ---------------
Institutional Shares:

Net assets applicable to shares outstanding.....................................    $4,205,847,586

Shares outstanding of capital stock, $.001 par value, 3,615,000,000,
 500,000,000, and 1,500,000,000 shares authorized, respectively..................    4,205,847,586

Net Asset Value, offering and redemption price per share                           ---------------
 (net assets / shares outstanding)...............................................   $         1.00
                                                                                   ---------------
Premium Money Market Shares:

Net assets applicable to shares outstanding.....................................    $1,079,963,105

Shares outstanding of capital stock, $.001 par value, 2,180,000,000
 shares authorized..............................................................     1,079,963,105

Net Asset Value, offering and redemption price per share (net assets / shares      ---------------
 outstanding)....................................................................  $          1.00
                                                                                   ---------------
Prime Reserve Money Market Shares:

Net assets applicable to shares outstanding ....................................   $    49,519,421

Shares outstanding of capital stock, $.001 par value, 1,180,000,000 ............        49,519,421
 shares authorized

Net Asset Value, offering and redemption price per share (net                      ---------------
 assets / shares outstanding)....................................................  $          1.00
                                                                                   ---------------

    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
Statement of Operations for the six months ended November 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------

Interest ......................................................   $ 110,461,974
                                                                   -------------
Expenses:
Management fee ................................................       5,047,311
Services to shareholders ......................................         502,320
Custodian and accounting fees .................................         288,416
Auditing ......................................................          15,439
Legal .........................................................          33,863
Directors' fees and expenses ..................................           8,001
Reports to shareholders .......................................          77,548
Registration fees .............................................         177,793
Other .........................................................         108,454
                                                                  -------------
Total expenses, before expense reductions .....................       6,259,145
Expense reductions ............................................      (2,900,715)
                                                                   -------------
Total expenses, after expense reductions ......................       3,358,430
--------------------------------------------------------------------------------
Net investment income .........................................     107,103,544
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $ 107,103,544
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
Statements of Changes in Net Assets -- Money Market Series
--------------------------------------------------------------------------------



Increase (Decrease) in Net Assets
--------------------------------------------------------------------------------
Operations:
Net investment income...........................................................
Distributions to shareholders from:.............................................
Net investment income (Managed Shares)..........................................
Net investment income (Institutional Shares)....................................
Net investment income (Premium Money Market Shares).............................
Net investment income (Prime Reserve Money Market Shares).......................
Fund share transactions:
Managed Shares:
Proceeds from shares sold.......................................................
Reinvestment of distributions...................................................
Cost of shares redeemed.........................................................
Net increase (decrease) in net assets from Fund share transactions..............
Institutional Shares:
Proceeds from shares sold.......................................................
Reinvestment of distributions...................................................
Cost of shares redeemed.........................................................
Net increase (decrease) in net assets from Fund share transactions..............
Premium Money Market Shares:
Proceeds from shares sold ......................................................
Reinvestment of distributions ..................................................
Cost of shares redeemed ........................................................
Net increase (decrease) in net assets from Fund share transactions .............
Prime Reserve Money Market Shares:
Proceeds from shares sold ......................................................
Reinvestment of distributions ..................................................
Cost of shares redeemed ........................................................
Net increase (decrease) in net assets from Fund share transactions .............
Increase (decrease) in net assets ..............................................
Net assets at beginning of period ..............................................
Net assets at end of period ....................................................

    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------

   Six Months
 Ended November     Five Months      Year Ended
    30, 1999       Ended May 31,    December 31,
  (Unaudited)          1999             1998
--------------------------------------------------

  $ 107,103,544      $ 59,023,051   $   88,278,881
----------------- ---------------- ---------------

     (9,980,703)       (7,380,665)     (18,908,573)
----------------- ---------------- ---------------
    (70,041,806)      (33,615,524)     (38,347,244)
----------------- ---------------- ---------------
    (25,981,816)      (17,567,663)     (30,962,225)
----------------- ---------------- ---------------
     (1,099,219)         (459,199)         (60,839)
----------------- ---------------- ---------------


    527,962,270       673,318,688    1,521,267,560
       ,138,664         1,551,477        5,506,361
   (536,988,550)     (607,192,461)  (1,568,154,523)
----------------- ---------------- ---------------
     (6,887,616)       67,677,704      (41,380,602)
----------------- ---------------- ---------------

 33,775,631,487    11,712,781,921    5,884,096,724
     17,038,827        11,965,433       14,372,769
(31,392,611,715)  (10,985,348,196)  (5,169,903,810)
----------------- ---------------- ---------------
  2,400,058,599       739,399,158      728,565,683
----------------- ---------------- ---------------

  1,238,835,258     1,070,305,354    2,381,877,957
     22,357,959        15,125,932       24,053,642
 (1,117,314,163)     (956,923,660)  (1,933,144,105)
----------------- ---------------- ---------------
    143,879,054       128,507,626      472,787,494
----------------- ---------------- ---------------

     52,526,677        41,129,865       15,004,074
        949,488           341,450           17,985
    (37,771,971)      (19,992,513)      (2,685,634)
----------------- ---------------- ---------------
     15,704,194        21,478,802       12,336,425
----------------- ---------------- ---------------
  2,552,754,231       957,063,290    1,172,309,000
  3,170,901,005     2,213,837,715    1,041,528,715
 --------------    --------------   --------------
 $5,723,655,236    $3,170,901,005   $2,213,837,715
 --------------    --------------   --------------

    The accompanying notes are an integral part of the financial statements

Financial Highlights
--------------------------------------------------------------------------------

Money Market Series

The following table includes selected data for a share of the Managed Shares class outstanding throughout each period and other performance information derived from the financial statements.

Managed Shares (a)

----------------------------------------------------------------------------------
                            1999(b) 1999(c) 1998(d) 1997(d) 1996(d) 1995(d) 1994(d)
----------------------------------------------------------------------------------
Net asset value, beginning
of period                   $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                            ------------------------------------------------------
----------------------------------------------------------------------------------
Net investment income         .026    .020    .052    .051    .049    .054    .038
----------------------------------------------------------------------------------
Distributions from net
investment income           (.026)  (.020)  (.052)  (.051)  (.049)  (.054)  (.038)
---------------------------------------------------------------------------------
Net asset value, end        $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
of period                   ------------------------------------------------------

----------------------------------------------------------------------------------
Total return (%) (e)        2.61**  1.99**    5.33    5.21    4.97    5.57    3.86

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                   388     395     328     369     431     372     367
----------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)        .37*    .37*     .48     .59     .62     .68     .68
----------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)        .23*    .23*     .38     .49     .55     .55     .55
----------------------------------------------------------------------------------
Ratio of net investment      5.21*   4.78*    5.20    5.00    4.86    5.45    3.84
income (%)
----------------------------------------------------------------------------------

(a) Effective July 7, 1997, Scudder Money Market Series (formerly known as the Managed Cash Fund) was divided into four classes, of which Managed Shares is one. Shares of the Fund outstanding on such date were redesignated as the Managed Shares of the Fund. The data set forth above for the periods prior to July 17, 1997, reflects the investment performance of the Fund prior to such redesignation.

(b)  For the six months ended November 30, 1999 (Unaudited).

(c) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(d)  For the year ended December 31.

(e)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

--------------------------------------------------------------------------------
The following table includes selected data for a share of the Institutional Shares class outstanding throughout each period and other performance information derived from the financial statements.

Institutional Shares

--------------------------------------------------------------------------------
                                               1999(a)  1999(b)  1998(c) 1997(d)
--------------------------------------------------------------------------------
Net asset value, beginning of period            $1.000   $1.000   $1.000  $1.000
                                                --------------------------------
--------------------------------------------------------------------------------
  Net investment income                           .026     .020     .054    .022
--------------------------------------------------------------------------------
  Distributions from net investment income      (.026)   (.020)   (.054)  (.022)
--------------------------------------------------------------------------------
Net asset value, end of period                  $1.000   $1.000   $1.000  $1.000
                                                --------------------------------
--------------------------------------------------------------------------------
Total return (%) (e)                            2.65**   2.03**     5.52  2.25**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)           4,206    1,806    1,066     338
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)   .28*     .28*      .29    .31*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)    .14*     .14*      .18    .26*
--------------------------------------------------------------------------------
Ratio of net investment income (%)               5.30*    4.87*     5.34   5.39*
--------------------------------------------------------------------------------

(a)  For the six months ended November 30, 1999 (Unaudited).

(b) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(c) For the year ended December 31, 1998. (d) For the period August 4, 1997 (commencement of sale of Institutional Shares) to December 31, 1997.

(e)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

The following table includes selected data for a share of the Premium Money Market Shares class outstanding throughout each period and other performance information derived from the financial statements. Premium Money Market Shares

--------------------------------------------------------------------------------
                                               1999(a)  1999(b)  1998(c) 1997(d)
--------------------------------------------------------------------------------
Net asset value, beginning of period            $1.000   $1.000   $1.000  $1.000
                                                --------------------------------
--------------------------------------------------------------------------------
Net investment income                             .026     .020     .053    .026
--------------------------------------------------------------------------------
Distributions from net investment income        (.026)   (.020)   (.053)  (.026)
--------------------------------------------------------------------------------
Net asset value, end of period                  $1.000   $1.000   $1.000  $1.000
                                                 -------------------------------
--------------------------------------------------------------------------------
Total return (%) (e)                            2.62**   2.00**     5.46  2.62**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)           1,080      936      808     335
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)   .33*     .34*      .35    .43*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)    .19*     .20*      .24    .38*
--------------------------------------------------------------------------------
Ratio of net investment income (%)               5.25*    4.81*     5.31   5.50*
--------------------------------------------------------------------------------

(a)  For the six months ended November 30, 1999 (Unaudited).

(b) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(c)  For the year ended December 31, 1998.

(d) For the period August 4, 1997 (commencement of sale of Premium Money Market Shares) to December 31, 1997.

(e)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

The  following  table  includes  selected  data for a share of the Prime Reserve
Money  Market  Shares  class  outstanding   throughout  each  period  and  other
performance information derived from the financial statements.

Prime Reserve Money Market Shares

--------------------------------------------------------------------------------
                                                        1999(a)  1999(b) 1998(c)
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $1.000   $1.000  $1.000
                                                         -----------------------
--------------------------------------------------------------------------------
Net investment income                                      .025     .020    .011
--------------------------------------------------------------------------------
Distributions from net investment income                 (.025)   (.020)  (.011)
--------------------------------------------------------------------------------
Net asset value, end of period                           $1.000   $1.000  $1.000
                                                         -----------------------
--------------------------------------------------------------------------------
Total return (%) (d)                                     2.53**   1.98**  1.06**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       50       34      12
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)            .53*     .40*    .45*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)             .39*     .26*    .31*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                        5.05*    4.73*   4.95*
--------------------------------------------------------------------------------

(a)  For the six months ended November 30, 1999 (Unaudited).

(b) For the five months ended May 31, 1999. On November 13, 1998, the Board of Directors of the Corporation changed the fiscal year end of the Fund from December 31 to May 31.

(c) For the period October 15, 1998 (commencement of sale of Prime Reserve Money Market Shares) to December 31, 1998.

(d)  Total returns would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                     (Unaudited)

A. Significant Accounting Policies

Scudder Money Market Series (the "Cash Fund" or the "Fund"), Scudder Tax Free Money Market Series ("Tax Free Fund") and Scudder Government Money Market Series ("Government Fund") (collectively, the "Funds") are the three diversified investment portfolios comprising Scudder Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Each of the Funds offers classes of shares as follows: Scudder Money Market Series offers Premium Money Market Shares, Prime Reserve Money Market Shares, Managed Shares and Institutional Shares; Scudder Tax Free Money Market Series offers Managed Shares and Institutional Shares; and Scudder Government Money Market Series offers Managed Shares and Institutional Shares.

The Board of Directors of Scudder Fund, Inc. has approved the ceasing of operations of the Institutional Shares and Managed Shares of Scudder Tax Free Money Market Series and Scudder Government Money Market Series effective on or about January 24, 2000.

On November 13, 1998 the Board of Directors changed the fiscal year end of the Fund from December 31 to May 31.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as shareholder services, administrative services and certain other class specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class specific arrangements.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Corporation's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 1999, the Fund had a net tax basis capital loss carryforward of approximately $1,200 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until May 31, 2007, the expiration date.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Under the Management Agreements (the "Agreement") with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser"), the Adviser directs the investments of each Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold, or entered into by each Fund. The Adviser receives an investment management fee at an annual rate of 0.25% of average daily net assets for the Fund. Also, the Adviser has agreed to waive a portion of its investment management fee for the Fund. The fee was waived to the extent necessary so that the total annualized investment management fee of the Fund does not exceed 0.11% of average daily net assets.

For the six months ended November 30, 1999, the Adviser did not impose fees of $2,826,494 and did impose fees of $2,220,817.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Funds. Each class of each Fund has entered into a Transfer Agency and Service Agreement with SSC. SSC receives account fees that vary according to the account size and type of account of the shareholders of the respective classes. For the six months ended November 30, 1999 the following amounts were charged to the Fund:

Managed Shares ..............................................           $ 50,480
Institutional Shares ........................................             16,902
Premium Shares ..............................................            228,162
Prime Reserve Shares ........................................             64,655
                                                                        --------
                                                                        $360,199
                                                                        --------
Amount unpaid at November 30, 1999 ..........................           $109,341

The Fund has arrangements with certain banks, institutions and other persons under which they receive compensation from the Fund and the Adviser for performing shareholder servicing functions for their customers who own shares in the Fund. In connection with these arrangements for the six months ended November 30, 1999, the Fund's receivable for the Adviser's portion of shareholder servicing fees paid to certain banks and institutions aggregated $91,350.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the six months ended November 30, 1999, the amount charged to the Fund by SFAC aggregated $196,958, of which $163,262 remains unpaid at November 30, 1999.

The Corporation pays each of its Directors not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended November 30, 1999, Directors' fees and expenses aggregated $8,001.

The Corporation has a compensation arrangement under which payment of directors' fees may be deferred. Interest is accrued (based on the rate of return earned on the 90 day Treasury Bill as determined at the beginning of each calendar quarter) on the deferred balances and is included in "Directors' fees and expenses." The accumulated balance of deferred directors' fees and interest thereon relating to the Fund constituting the Corporation aggregated $95,376 as of November 30, 1999, an applicable portion of which is included in accrued expenses of the Fund.

Other. Printing and postage expenses related to preparing and distributing material such as shareholder reports, prospectuses and proxy materials to current shareholders are charged to each class based on the number of shareholder accounts. For the six months ended November 30, 1999, the following amounts were expensed by the Fund:

Managed Shares ..............................................            $19,571

Institutional Shares ........................................             35,015

Premium Shares ..............................................             15,504

Prime Reserve Shares ........................................              7,458
                                                                         -------
                                                                         $77,548
                                                                         -------

Amount unpaid at November 30, 1999 ..........................            $27,406

C. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended November 30, 1999, the custodian and transfer agent fees were reduced as follows:

Custodian ..............................................                 $29,738

Transfer Agent .........................................                  44,483
                                                                         -------
                                                                         $74,221
                                                                         -------


D. Line of Credit

The Corporation and several other Scudder Funds (the "Participants") share in a $1 billion revolving credit facility for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

Officers and Directors
--------------------------------------------------------------------------------

Kathryn L. Quirk*                             Ann M. McCreary*
   o  Chairperson, President                     o  Vice President
      and Assistant Secretary
                                              Frank J. Rachwalski, Jr.*
Dr. Rosita P. Chang                              o  Vice President
   o  Director; Professor of Finance,
      University of Rhode Island              John Millette*
                                                 o  Vice President and Secretary
Edgar R. Fiedler
   o  Director; Senior Fellow                 John R. Hebble*
      and Economic Counsellor, The               o  Treasurer
      Conference Board, Inc.
                                              Caroline Pearson*
Peter B. Freeman                                 o  Assistant Secretary
   o  Director; Corporate Director and
      Trustee                                 *Scudder Kemper Investments, Inc.

Dr. J. D. Hammond
   o  Director; Dean, Smeal College of
      Business Administration

Richard M. Hunt
   o  Director; University Marshal and
      Senior Lecturer, Harvard University

Investment Products and Services
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
The Scudder Family of Funds+++
--------------------------------------------------------------------------------
 Money Market                                       U.S. Growth and Income
   Scudder U.S. Treasury Money Fund                   Scudder Balanced Fund
   Scudder Cash Investment Trust                      Scudder Dividend & Growth Fund
   Scudder Money Market Series --                     Scudder Growth and Income Fund
    Prime Reserve Shares*                             Scudder Select 500 Fund
    Premium Shares*                                   Scudder S&P 500 Index Fund
    Managed Shares*                                   Scudder Real Estate Investment Fund
   Scudder Government Money Market
    Series -- Managed Shares*                       U.S. Growth
                                                    Value
 Tax Free Money Market+                               Scudder Large Company Value Fund
   Scudder Tax Free Money Fund                        Scudder Value Fund***
   Scudder Tax Free Money Market                      Scudder Small Company Value Fund
    Series -- Managed Shares*                         Scudder Micro Cap Fund
   Scudder California Tax Free Money Fund**         Growth
   Scudder New York Tax Free Money Fund**             Scudder Classic Growth Fund***
                                                      Scudder Large Company Growth Fund
 Tax Free+                                            Scudder Select 1000 Growth Fund
   Scudder Limited Term Tax Free Fund                 Scudder Development Fund
   Scudder Medium Term Tax Free Fund                  Scudder 21st Century Growth Fund
   Scudder Managed Municipal Bonds
   Scudder High Yield Tax Free Fund                 Global Equity
   Scudder California Tax Free Fund**               Worldwide
   Scudder Massachusetts Limited Term                 Scudder Global Fund
    Tax Free Fund**                                   Scudder International Value Fund
   Scudder Massachusetts Tax Free Fund**              Scudder International Growth and
   Scudder New York Tax Free Fund**                    Income Fund
   Scudder Ohio Tax Free Fund**                       Scudder International Fund++
                                                      Scudder International Growth Fund
 U.S. Income                                          Scudder Global Discovery Fund***
   Scudder Short Term Bond Fund                       Scudder Emerging Markets Growth Fund
   Scudder GNMA Fund                                  Scudder Gold Fund
   Scudder Income Fund                              Regional
   Scudder Corporate Bond Fund                        Scudder Greater Europe Growth Fund
   Scudder High Yield Bond Fund                       Scudder Pacific Opportunities Fund
                                                      Scudder Latin America Fund
 Global Income                                        The Japan Fund, Inc.
   Scudder Global Bond Fund
   Scudder International Bond Fund                  Industry Sector Funds
   Scudder Emerging Markets Income Fund             Choice Series
                                                      Scudder Financial Services Fund
 Asset Allocation                                     Scudder Heath Care Fund
   Scudder Pathway Conservative Portfolio             Scudder Technology Fund
   Scudder Pathway Balanced Portfolio
   Scudder Pathway Growth Portfolio                 Preferred Series
                                                      Scudder Tax Managed Growth Fund
                                                      Scudder Tax Managed Small Company Fund

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

--------------------------------------------------------------------------------
Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
 Retirement Programs                              Education Accounts
   Traditional IRA                                  Education IRA
   Roth IRA                                         UGMA/UTMA
   SEP-IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities
    Scudder Horizon Plan**+++ +++
    Scudder Horizon Advantage**+++ +++ +++


-----------------------------------------------------------------------------------------
Closed-End Funds#
-----------------------------------------------------------------------------------------
   The Argentina Fund, Inc.                         Montgomery Street Income Securities, Inc.
   The Brazil Fund, Inc.                            Scudder Global High Income Fund, Inc.
   The Korea Fund, Inc.                             Scudder New Asia Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money.

+++ Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange.

+ A portion of the income from the tax-free funds may be subject to federal, state, and local taxes.

*             A class of shares of the fund.

**            Not available in all states.

*** Only the Scudder Shares of the fund are part of the Scudder Family of Funds.

++ Only the International Shares of the fund are part of the Scudder Family of Funds.

+++ +++ A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470.

+++ +++ +++   A no-load variable annuity contract issued by Glenbrook Life and
              Annuity Company and underwritten by Allstate Financial Services,
              Inc., sold by Scudder's insurance agencies, 1-800-225-2470.

# These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

Scudder Solutions
--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

         Convenient  Automatic Investment Plan
    ways to invest,
        quickly and  A convenient investment program in which money is reliably electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -- buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                     Automatic Dividend Transfer

                     The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                     QuickBuy

                     Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                     Payroll Deduction and Direct Deposit

                     Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                     * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.



        Around-the- Scudder Automated Information Line: SAIL(TM) -- clock electronic 1-800-343-2890 account
        service and Personalized account information, the ability to exchange information, or redeem shares, and information on other Scudder funds including some  and services via touchtone telephone.
       transactions
                     Scudder's Web Site -- www.scudder.com

                     Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever your need them. Scudder's site also provides news about Scudder funds, retirement planning information, and more.

--------------------------------------------------------------------------------
1-800-SCUDDER                                                    www.scudder.com

       Retirees and  Automatic Withdrawal Plan
   those who depend
      on investment  You designate the bank account, determine the schedule (as proceeds for frequently as once a month) and amount of the redemptions, living expenses and Scudder does the rest.
    can enjoy these
        convenient,  Distributions Direct
        timely, and
           reliable Automatically deposits your fund distributions into the automated bank account you designate within three business days after withdrawal  each distribution is paid.
           programs
                     QuickSell

                     Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.


           For more Call a Scudder representative at information about 1-800-SCUDDER these services
                     Or visit our Web site at
                     www.scudder.com


     Please address  The Scudder Funds
        all written  PO Box 2291
     correspondence  Boston, Massachusetts
                 to  02107-2291

Notes

About the Fund's Adviser

Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded over 80 years ago as one of the nation's first investment counsel organizations, joined the Zurich Financial Services Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Financial Services Group. The Zurich Financial Services Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

SMMM-3
RT0231199
[SCUDDER LOGO]
PO Box 2291
Boston, MA 02107-2291
1-800-SCUDDER
www.scudder.com

A member of the [LOGO] Zurich Financial Services Group